Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
As a partnership, we are not subject to U.S. federal income tax and most state income taxes. However, the Partnership conducts certain activities through corporate subsidiaries which are subject to federal and state income taxes. The components of the federal and state income tax expense (benefit) are summarized as follows:

	Years Ended December 31,
	2014	2013	2012
Current expense (benefit):
Federal	$321	$51	$(3)
State	86	(2)	4
Total	407	49	1
Deferred expense (benefit):
Federal	(50)	(6)	45
State	1	54	17
Total	(49)	48	62
Total income tax expense from continuing operations	$358	$97	$63

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Historically, our effective rate differed from the statutory rate primarily due to Partnership earnings that are not subject to U.S. federal and most state income taxes at the Partnership level. The completion of the Southern Union Merger, Sunoco Merger, ETP Holdco Transaction and Susser Merger (see Note 3) significantly increased the activities conducted through corporate subsidiaries. A reconciliation of income tax expense (benefit) at the U.S. statutory rate to the income tax expense (benefit) attributable to continuing operations for the years ended December 31, 2014 and 2013 is as follows:

	December 31, 2014			December 31, 2013
	Corporate Subsidiaries(1)	Partnership(2)	Consolidated	Corporate Subsidiaries(1)	Partnership(2)	Consolidated
Income tax expense (benefit) at U.S. statutory rate of 35 percent	$217	$—	$217	$(166)	$—	$(166)
Increase (reduction) in income taxes resulting from:
Nondeductible goodwill	—	—	—	241	—	241
Nondeductible goodwill included in the Lake Charles LNG Transaction	105	—	105	—	—	—
State income taxes (net of federal income tax effects)	9	45	54	31	5	36
Premium on debt retirement	(10)	—	(10)	—	—	—
Foreign	(8)	—	(8)	—	—	—
Other	—	—	—	(13)	(1)	(14)
Income tax from continuing operations	$313	$45	$358	$93	$4	$97

(1)
Includes ETP Holdco, Susser, Oasis Pipeline Company, Susser Petroleum Property Company LLC, Aloha Petroleum Ltd., Inland Corporation, Mid-Valley Pipeline Company and West Texas Gulf Pipeline Company. ETP Holdco, which was formed via the Sunoco Merger and the ETP Holdco Transaction (see Note 3), includes Sunoco, Inc. and Panhandle. ETE held a 60% interest in ETP Holdco until April 30, 2013. Subsequent to the ETP Holdco Acquisition (see Note 3) on April 30, 2013, ETP owns 100% of ETP Holdco.

(2)	Includes ETP and its subsidiaries that are classified as pass-through entities for federal income tax purposes.

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred taxes result from the temporary differences between financial reporting carrying amounts and the tax basis of existing assets and liabilities. The table below summarizes the principal components of the deferred tax assets (liabilities) as follows:

	December 31,
	2014	2013
Deferred income tax assets:
Net operating losses and alternative minimum tax credit	$116	$217
Pension and other postretirement benefits	47	57
Long term debt	53	108
Other	111	104
Total deferred income tax assets	327	486
Valuation allowance	(84)	(74)
Net deferred income tax assets	$243	$412

Deferred income tax liabilities:
Properties, plants and equipment	$(1,506)	$(1,544)
Inventory	(153)	(302)
Investment in unconsolidated affiliates	(2,528)	(2,244)
Trademarks	(355)	(180)
Other	(32)	(45)
Total deferred income tax liabilities	(4,574)	(4,315)
Net deferred income tax liability	(4,331)	(3,903)
Less: current portion of deferred income tax liabilities, net	(85)	(119)
Accumulated deferred income taxes	$(4,246)	$(3,784)

Balance Sheet Classification of Deferred Taxes [Table Text Block]
The completion of the Southern Union Merger, Sunoco Merger, ETP Holdco Transaction and Susser Merger (see Note 3) significantly increased the deferred tax assets (liabilities). The table below provides a rollforward of the net deferred income tax liability as follows:

	December 31,
	2014	2013
Net deferred income tax liability, beginning of year	$(3,903)	$(3,628)
Susser acquisition	(488)	—
SUGS Contribution to Regency	—	(115)
Tax provision (including discontinued operations)	60	(111)
Other	—	(49)
Net deferred income tax liability	$(4,331)	$(3,903)

Schedule of Unrecognized Tax Benefits Rollforward [Table Text Block]
The following table sets forth the changes in unrecognized tax benefits:

	Years Ended December 31,
	2014	2013	2012
Balance at beginning of year	$429	$27	$2
Additions attributable to acquisitions	—	—	28
Additions attributable to tax positions taken in the current year	20	—	—
Additions attributable to tax positions taken in prior years	(1)	406	—
Settlements	(5)	—	—
Lapse of statute	(3)	(4)	(3)
Balance at end of year	$440	$429	$27